Jun. 30, 2025
MML International Equity Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class II	Service Class I
Management Fees	0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses	1.06%	1.31%
Fee Waiver and Expense Reimbursement	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(1)(2)	0.93%	1.18%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to waive 0.10% of its management fees through April 30, 2026. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

(2)
MML Advisers has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.93% and 1.18% for Class II and Service Class I shares, respectively. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$95	$ 318	$ 566	$ 1,276
Service Class I	$120	$ 396	$ 699	$ 1,562

The following information will replace the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (beginning on page 41 of the Prospectus):
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, rights, and warrants of issuers of any size. The Fund may but will not necessarily engage in foreign currency forward contracts to seek to hedge or to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments.
Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund is subadvised by Massachusetts Financial Services Company (“MFS®”). MFS may invest a significant percentage of the Fund’s assets in a single country or sector, a small number of countries or sectors, or a particular geographic region.
In selecting investments for the Fund, MFS is not constrained by any particular investment style. MFS may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. MFS may invest the Fund’s assets in securities of companies of any size. MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.